Loans and Allowance for Loan Losses - Summary of Outstanding Balance and Carrying Amount of Purchased Credit-impaired Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Outstanding balance	$ 319	$ 322	$ 878
Carrying amount	$ 313	$ 315	$ 730